SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118 713.831.3299 713.831.2258 Fax Mark.Matthes@valic.com Mark Matthes Vice President and Senior Counsel

October 21, 2010

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	VALIC Company II (the “Registrant”)
Registration File Nos. 333-53589 and 811-08789
CIK No. 0001062374

Ladies and Gentlemen:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 16 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of bringing the Company’s prospectus into compliance with the new requirements of amended Form N-1A.

On or about December 20, 2010, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Registrant’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act. Should members of the Staff have any questions or comments regarding the materials, please contact me at 713.831.3299 or email at mark.matthes@valic.com.

Very truly yours,

/s/ MARK MATTHES ----------------------------
Mark Matthes

Enclosure